SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Accounting Policy [Line Items]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Accounting
The accompanying financial statements of the Plan are presented on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States.
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of year-end and the changes therein and the disclosure of contingent assets and liabilities. Actual results could differ from those estimates.
Valuation of Securities and Income Recognition
Investments are stated at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Management determines the Plan's valuation policies utilizing information provided by the investment advisers, custodians and insurance companies. See Note 3 for discussion of fair value measurements.
Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on ex-dividend date.
Securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the Plan year. Investments for which no sale was reported on that date are valued at the last reported bid price. Mutual funds are valued at the closing price of the funds on the last day of the Plan year as quoted by the applicable fund issuer. Common and collective funds are valued by the issuer of the funds based on the fund managers’ estimate of the individual closing price of the funds on the last day of the Plan year as quoted by the applicable fund issuer.
Net appreciation in fair value of investments included in the accompanying Statement of Changes in Net Assets Available for Benefits includes realized gains or losses from the sale of investments and unrealized appreciation or depreciation in the fair value of investments. Expenses relating to the purchase or sale of investments are added to the cost or deducted from the proceeds.
The McCormick & Company, Incorporated common stock fund (the Fund) is tracked on a unitized basis. The Fund consists of shares of McCormick common stock voting and funds held in the Short-Term Investment Money Market Fund A sufficient to meet the Fund’s daily cash needs, and the Unitizing Fund allows for daily trades. The value of a unit reflects the combined market value of McCormick & Company, Incorporated common stock and the cash investments held by the Fund. As of December 31, 2025, 6,920,556 units were outstanding with a value of approximately $18.03 per unit which is made from the fund holding 1,809,713 shares of McCormick common stock with an aggregate value of $123,083,490, and the Short-Term Investment Money Market Fund A with a value of $1,684,447. As of December 31, 2024, 7,770,804 units were outstanding with a value of approximately $20.04 per unit and the Fund held 2,029,324 shares of McCormick common stock with an aggregate value of $153,895,684, and the Short-Term Investment Money Market Fund A with a value of $1,837,875.
Notes Receivable from Participants
Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Delinquent notes receivable from participants are reclassified as distributions based upon the terms of the Plan Document.
Contributions
Employee and employer contributions are recorded in the period that the Plan Sponsor makes payroll deductions from the participant’s earnings. Employer profit sharing contributions are typically funded after the Plan year-end.
Benefit Payments
Benefits and withdrawals are recorded when paid.
Administrative Expenses
Administrative expenses include trustee and custodian fees as well as other administrative expenses directly associated with the Plan. A maintenance fee is deducted from each participant’s account on a pro-rata basis for certain administrative expenses of the Plan. Fees for individual services, such as withdrawals or loan initiation, are charged to and paid by the requesting participant.